MassMutual Transitions SelectSM

Supplement dated August 9, 2006 to the

variable annuity prospectus dated May 1, 2006

Effective September 1, 2006:

•	The Current Mortality and Expense Risk Charge will be lowered from 1.10% to 1.00% for existing contracts and new contracts; and

•	For contracts issued on or after September 1, 2006, the Current Charge for the Guaranteed Minimum Accumulation Benefit (GMAB) will be adjusted from 0.35% to 0.45%.

The prospectus will be revised as follows to reflect these changes:

1.	On page 7, the section titled “Separate Account Annual Expenses,” is replaced with the following:

Separate Account Annual Expenses (as a percentage of average account value in the separate account)
	Current	Maximum
Mortality and Expense Risk Charge	1.00%	1.70%
Administrative Charge	0.15%	0.25%

Total Separate Account Annual Expenses	1.15%	1.95%

2.	On page 8, under “Additional Contract Owner Expenses,” the row regarding the Guaranteed Minimum Accumulation Benefit is replaced with the following:

	Current Charge	Maximum Charge

Guaranteed Minimum Accumulation Benefit (for contracts issued on or after September 1, 2006)	0.45%	1.00%

	Current Charge	Maximum Charge

Guaranteed Minimum Accumulation Benefit (for contracts issued prior to September 1, 2006)	0.35%	1.00%

3.	On page 11, under “Examples Using Current Expenses,” the following is added to the bulleted list of assumptions:

•	that we issued your contract on or after September 1, 2006,

4.	On page 11, under “Examples Using Current Expenses,” in the 2nd to last bulleted item, the percentage 1.25% is changed to 1.15%.

5.	On page 11, under “Examples Using Current Expenses,” the table is replaced with the following:

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$923	$1,527	$1,956	$3,073	$278	$852	$1,452	$3,073
Sub-account with minimum total operating expenses	$819	$1,210	$1,415	$1,924	$165	$512	$883	$1,924

6.	On page 34, under “Mortality And Expense Risk Charge,” the first sentence is replaced with the following:

This charge is equal, on an annual basis, to 1.00% of the daily value of the assets invested in each fund, after fund expenses are deducted.

7.	On page 48, under “Guaranteed Minimum Accumulation Benefit (GMAB),” the first line of text “Current Charge: 0.35%” is replaced with the following:

Current Charge: 0.45% (0.35% for contracts issued before September 1, 2006)

8.	On page 49, the first sentence in the paragraph titled “What Does the GMAB Cost?” is replaced with the following:

If you elect the GMAB, we will deduct an additional charge of 0.45% while the feature is in effect (0.35% for contracts issued before September 1, 2006).

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